CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Activities:
Net income/(loss)	$ (17,069,896)	$ (19,754,705)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	95,238	75,645
Share-based compensation	2,243,445	5,478,734
Services paid in common stock	92,750
Gain on lease modification	(84,678)
Loss on disposal of assets	77,210
Operating lease asset amortization	667,526	694,229
Loss on equity method investment	232	27,361
Patent write off	26,419
Impairment loss	3,283,715	0
Amortization of debt discount	1,809,566	2,609,389
Inventory write off and reserve expense	114,301
Other		4,497
Changes in operating assets and liabilities:
Accounts receivable	1,769	47,481
Inventories	(124,760)	(23,111)
Prepaid expenses and other current assets	192,273	(686,359)
Accounts payable	(15,920)	(47,008)
Related party payable	(62,933)	22,164
Operating lease liabilities	(649,991)	(656,334)
Accrued interest	69,085	83,389
Accrued expenses	(202,230)	1,618,053
Net cash (used in) operating activities	(9,536,879)	(10,506,575)
Investing Activities:
Purchase of property, plant and equipment	(3,857,783)	(169,357)
Contributions to equity method investment		(83,559)
Patent activity costs	(19,583)	(12,556)
Net cash provided by (used in) investing activities	(3,877,366)	(265,472)
Financing Activities:
Proceeds from issuance of convertible debt and warrants		13,500,000
Proceeds from issuance of stock and warrants	10,289,228	5,000,000
Proceeds from issuance of Series 1B Preferred Stock	900,000
Payment of convertible debt and conversions payable	(6,237,712)
Payment of Series 1B Preferred Stock	(900,000)
Financing issuance costs	(1,088,796)	(2,206,695)
Net cash provided by (used in) financing activities	2,962,720	16,293,305
Effect of foreign exchange rate on cash	17,240
Net change in cash and cash equivalents	(10,434,285)	5,521,258
Cash and cash equivalents at beginning of period	11,483,018	5,961,760
Cash and cash equivalents at end of period	1,048,733	11,483,018
Supplemental Cash Flow Information:
Cash paid for interest	293,842
Non-Cash Transactions:
Conversions of preferred stock, convertible notes, and conversions payable to equity	3,082,400	10,507,101
Series 1A preferred stock conversion		740
Operating lease assets obtained in exchange for operating lease liabilities		53,193
Purchase and return of equipment purchased on credit	(202,558)	159,119
Conversion of bridge loan into common stock and warrants		1,000,000
Conversion of prefunded warrants	247
Down round deemed dividend	$ 17,980,678